Fair Value Measurements - Summary of Plan's Investments at Fair and Contact Value Based on Valuation Inputs (Details) - EBP 006 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 4,769,504	$ 4,192,350
Investments at contract value	438,796	452,311
Total investments	5,208,300	4,644,661
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,040,492	933,824
Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	478,851	462,925
Common / Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3,250,161	2,795,601
Level 1 Inputs
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,519,343	1,396,749
Level 1 Inputs | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,040,492	933,824
Level 1 Inputs | Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	478,851	462,925
Level 1 Inputs | Common / Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 Inputs
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3,250,161	2,795,601
Level 2 Inputs | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 Inputs | Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 Inputs | Common / Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 3,250,161	$ 2,795,601